Employee Benefit Plan, Statement of Change in Net Asset Available for Benefit (Statement) - EBP 001 $ in Thousands	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Statement of Change in Net Asset Available for Benefit [Line Items]
Net appreciation in fair value of investments	$ 7,663,336
Interest income from investments	519,545
Dividends	970,893
Investment Income	9,153,773
Interest income on notes receivable from participants	9,183
Contributions from participants	955,181
Transfers from acquired company benefit plans	263,070
Total additions	10,381,207
Distributions to participants	6,593,690
Administrative Expenses, Net	40,094
Total deductions	6,633,783
Net increase in net assets during the year	3,747,424
EBP, Net Asset Available for Benefit, Beginning Balance	59,862,206
EBP, Net Asset Available for Benefit, Ending Balance	$ 63,609,630